GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Recognized impairment loss	$ 0	$ 0	$ 0